Equity-based compensation (Details 3) - $ / shares	5 Months Ended	6 Months Ended	7 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Aug. 15, 2022	Aug. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance				1,084,725		1,084,725
Options granted		15,138,947				214,642
Forfeited	(205,041)		(14,499)			(147,183)
Options Forfeited		322,010	14,499			147,183
Option nonvested, beginning		1,456,695	198,210	275,446	198,210	275,446
Weighted average grant date fair value, beginning		$ 1.98	$ 10.25	$ 3.91	$ 10.25	$ 3.91
Granted	12,843,979	1.05				214,642
Weighted Average Grant Date Fair Value, granted	$ 2.29					$ 13.40
Vested	(11,182,243)		(183,711)			(144,695)
Weighted Average Grant Date Fair Value, vested	$ 2.33	$ 1.14	$ 10.25			$ 3.75
Weighted Average Grant Date Fair Value, forfeited	$ 1.98	1.87	$ 10.25	$ 9.36		$ 30.00
Option nonvested, ending	1,456,695				1,456,695	198,210
Weighted average grant date fair value, ending	$ 1.98	$ 1.09			$ 1.98	$ 10.25
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Forfeited	12,638,938
Restricted Stock Units (RSUs) [Member] | Merger Consummation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance
Options vested	11,182,243				11,182,243
Restricted Stock Units (RSUs) [Member] | Phantom Unit Exchanges [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	970,389
Forfeited	(205,041)
Restricted Stock Units (RSUs) [Member] | Morris Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	8,378,986
Restricted Stock Units (RSUs) [Member] | Management Rollover Consideration [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	1,828,669
Restricted Stock Units (RSUs) [Member] | Non Executive Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	1,665,935